Fees Summary	Nov. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,000
Previously Paid Amount	0.00
Total Fee Amount	3.06
Total Offset Amount	0.00
Net Fee	3.06
Narrative - Max Aggregate Offering Price	$ 20,000
Final Prospectus	true